Organization and Summary of Significant Accounting Policies (Details 16) - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2016	Jun. 28, 2015	Jun. 29, 2014
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ (152,401)	$ (134,903)	$ (111,880)
Other comprehensive loss before reclassifications	16,888	10,787
Retirement and Postretirement Plan Reclassification Adjustment, Income Tax Amount	(4,307)	(2,092)
Net other comprehensive loss before reclassifications	12,581	8,695
Reclassifications:
Prior service credits	753	753
Actuarial gains	(3,059)	(3,468)
Total reclassifications before tax	(2,306)	(2,715)
Retirement and Postretirement Plans Reclassifications, Income Tax	853	1,004
Net reclassifications	(1,453)	(1,711)
Other comprehensive loss	11,128	6,984	(2,017)
Ending balance	(154,512)	(152,401)	(134,903)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	8,221	3,411
Other comprehensive loss before reclassifications	5,248	5,133
Net other comprehensive loss before reclassifications	5,248	5,133
Reclassifications:
Other comprehensive loss	5,248	5,133
Other comprehensive loss attributable to non- Controlling interest	314	323
Ending balance	13,155	8,221	3,411
Retirement and Postretirement Benefit Plans
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	18,638	16,787
Other comprehensive loss before reclassifications	11,640	5,654
Retirement and Postretirement Plan Reclassification Adjustment, Income Tax Amount	(4,307)	(2,092)
Net other comprehensive loss before reclassifications	7,333	3,562
Reclassifications:
Prior service credits	753	753
Actuarial gains	(3,059)	(3,468)
Total reclassifications before tax	(2,306)	(2,715)
Retirement and Postretirement Plans Reclassifications, Income Tax	853	1,004
Net reclassifications	(1,453)	(1,711)
Other comprehensive loss	5,880	1,851
Ending balance	24,518	18,638	16,787
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	26,859	20,198	22,212
Reclassifications:
Ending balance	37,673	26,859	$ 20,198
AOCI Including Portion Attributable to Noncontrolling Interest
Reclassifications:
Other comprehensive loss	11,128	6,984
AOCI Attributable to Noncontrolling Interest
Reclassifications:
Other comprehensive loss attributable to non- Controlling interest	$ 314	$ 323